Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 38	$ 54
Provision for credit losses
Purchases and originations	1	1
Derecognitions and maturities		(10)
Remeasurements	(3)	(3)
Exchange rate and other		(3)
Balance at end of period	36	39
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6	9
Provision for credit losses
Transfers in (out) to Stage 1		3
Transfers in (out) to Stage 2		(7)
Purchases and originations	1	1
Derecognitions and maturities		(1)
Remeasurements	(1)	(1)
Balance at end of period	6	4
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	32	45
Provision for credit losses
Transfers in (out) to Stage 1		(3)
Transfers in (out) to Stage 2		7
Derecognitions and maturities		(9)
Remeasurements	(2)	(2)
Exchange rate and other		(3)
Balance at end of period	$ 30	$ 35